Commitment and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating leases, Rental expenses	$ 909	$ 1,000	$ 1,000